3. INVESTMENT SECURITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Details
Available for Sale Securities, Basis for Valuation	Investment securities available for sale are carried at estimated fair market value.
Debt Securities, Available-for-Sale, Amortized Cost, Maturity, Allocated and Single Maturity Date, Year One	$ 390,316
Debt Securities, Available-for-Sale, Fair Value, Maturity, Allocated and Single Maturity Date, Year One	678,883
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Year One	0
Debt Securities, Held-to-Maturity, Fair Value, Maturity, Allocated and Single Maturity Date, Year One	0
Debt Securities, Available-for-Sale, Amortized Cost, Maturity, Allocated and Single Maturity Date, after Year One Through Five	5,434,529
Debt Securities, Available-for-Sale, Fair Value, Maturity, Allocated and Single Maturity Date, after Year One Through Five	5,516,281
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, after Year One through Five	0
Debt Securities, Held-to-Maturity, Fair Value, Maturity, Allocated and Single Maturity Date, after Year One Through Five	0
Debt Securities, Available-for-Sale, Amortized Cost, Maturity, Allocated and Single Maturity Date, after Year 5 Through 10	28,347,381
Debt Securities, Available-for-Sale, Fair Value, Maturity, Allocated and Single Maturity Date, after Year 5 Through 10	29,611,054
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, after Year Five through Ten	0
Debt Securities, Held-to-Maturity, Fair Value, Maturity, Allocated and Single Maturity Date, after Year 5 Through 10	0
Debt Securities, Available-for-Sale, Amortized Cost, Maturity, Allocated and Single Maturity Date, after Year 10	214,816,592
Debt Securities, Available-for-Sale, Fair Value, Maturity, Allocated and Single Maturity Date, after Year 10	225,795,707
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, after Year 10	0
Debt Securities, Held-to-Maturity, Fair Value, Maturity, Allocated and Single Maturity Date, after Year 10	0
Available-for-sale Securities, Debt Maturities, Amortized Cost	248,988,818
Debt Securities, Available-for-sale, Maturity, without Single Maturity Date, Fair Value	261,601,925
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity, without Single Maturity Date	0
Held-to-maturity Securities, Debt Maturities, Fair Value	0
Proceeds from Sale of Securities, Operating Activities		$ 0
Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof	15,905,000	7,220,000
Gross Gains realized from Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof	$ 252,607	$ 20,818